Commitments and Contingencies - Clinical support agreements (Details) $ in Millions			12 Months Ended
	Feb. 09, 2018 USD ($)	Feb. 09, 2018 EUR (€)	Dec. 31, 2021 USD ($) installment	Dec. 31, 2021 EUR (€) installment	Dec. 31, 2020 EUR (€)
Commitments and Contingencies
Research and development commitments				€ 27,884,000	€ 12,003,000
Less than 1 year
Commitments and Contingencies
Research and development commitments				13,024,000
Clinical support agreement | Foundation Fighting Blindness
Commitments and Contingencies
Milestone payment on achievement of first commercial sale			$ 37.5	€ 30,600,000
Number of milestone payment installments | installment			4	4
Milestone payment on transfer, sells or licenses other than for clinical or development purposes			$ 15.0	€ 12,200,000
Period after first commercial sale for payment of first installment			60 days	60 days
Minimum
Commitments and Contingencies
Research And Commitments Period			1 year	1 year
Maximum
Commitments and Contingencies
Research And Commitments Period			5 years	5 years
Entering into partnership | Clinical support agreement | Foundation Fighting Blindness
Commitments and Contingencies
Contribution to support clinical development	$ 7.5	€ 6,100,000